SCHEDULE OF REVENUE AND GEOGRAPHY INFORMATION (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Total	¥ 99,531	¥ 138,405
Feature Phone [Member]
Disaggregation of Revenue [Line Items]
Total	29,843	39,997
Smartphone [Member]
Disaggregation of Revenue [Line Items]
Total	7,594	14,764
Pad Laptop [Member]
Disaggregation of Revenue [Line Items]
Total	57,471	40,550
Others [Member
Disaggregation of Revenue [Line Items]
Total	¥ 4,623	¥ 43,094